Stock Compensation - Other (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 01, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock Compensation
Special stock dividend, rate percent	4.00%
Dividends Payable, Date to be Paid	Jul. 01, 2019
Stock based compensation expense			$ 0	$ 0	$ 3,000
Remaining unrecognized compensation expense related to non-vested stock awards					$ 0
Exercised (in shares)		21,745	0	21,745	0
Exercised (per share)		$ 13.65	$ 0.00	$ 13.65	$ 0.00
Defined Benefit Plan, Expected Future Employer Contributions, Next Fiscal Year			$ 1,800,000	$ 1,300,000